REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 7,537	$ 6,107	$ 23,070	$ 16,250
Total Revenues	7,972	6,492	24,356	17,531
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	7,537	6,107	23,070	16,250
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,563	2,713	10,571	7,498
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	773	576	2,237	1,418
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	2,879	2,371	8,904	6,131
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	953	909	3,474	2,425
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(631)	(462)	(2,116)	(1,222)
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	450	408	1,337	1,338
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (15)	$ (23)	$ (51)	$ (57)